Income Taxes - Uncertain tax positions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of amount of uncertain tax positions
Uncertain gross tax positions, January 1	$ 1,052	$ 1,052
Uncertain gross tax positions, December 31	$ 1,052	$ 1,052